RidgeWorth Corporate Bond Fund
CORPORATE BOND FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Corporate Bond Fund (the “Fund”) seeks current income and, secondarily, preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Corporate Bond Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Corporate Bond Fund	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.13%	0.10%	0.12%
Total Annual Fund Operating Expenses	0.83%	1.50%	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Corporate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	556	728	915	1,456
C Shares	253	475	820	1,796
I Shares	53	167	291	656

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Corporate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	556	728	915	1,456
C Shares	153	475	820	1,796
I Shares	53	167	291	656

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations. The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Fund will maintain an overall credit quality of A- or better. Securities downgraded below BBB-/Baa3 after purchase by all agencies that rate the securities can be retained so long as in the aggregate securities that are rated below BBB-/Baa3 do not constitute more than 10% of the Fund’s total net assets.

The Subadviser attempts to identify investment grade corporate bonds offering above average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Foreign Companies Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. Government Agencies Risk: Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government agencies debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[1]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.02%.

Best Quarter 7.54% (6/30/09) Worst Quarter -3.98% (3/31/09)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Corporate Bond Fund	1 Year	5 Years	Since Inception		Inception Date
Returns Before Taxes A Shares	7.88%	5.93%	5.69%	[1]	Oct. 08, 2003
Returns Before Taxes C Shares	7.29%	5.22%	5.10%	[2]	Nov. 30, 2001
Returns Before Taxes I Shares	8.35%	6.27%	5.94%	[2]	Nov. 30, 2001
Returns After Taxes on Distributions I Shares	6.23%	4.07%	3.75%	[2]	Nov. 30, 2001
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	5.93%	4.09%	3.80%	[2]	Nov. 30, 2001
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	9.00%	6.05%
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception, 2003-10-08			5.45%	[1]	Oct. 08, 2003
Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception, 2001-11-30			6.02%	[2]	Nov. 30, 2001
[1]	Since inception of the A Shares on October 8, 2003.
[2]	Since inception of the C Shares and the I Shares on November 30, 2001.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Intermediate Bond Fund
INTERMEDIATE BOND FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Intermediate Bond Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Intermediate Bond Fund	A Shares	R Shares	I Shares
Management Fees	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.11%	0.36%	0.10%
Total Annual Fund Operating Expenses	0.60%	1.10%	0.34%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Intermediate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	534	658	795	1,193
R Shares	112	350	607	1,345
I Shares	35	109	191	433

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These securities will be chosen from the broad universe of available intermediate term fixed-income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC, (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed-income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, and has not been adjusted to reflect A Share or R Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[2]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.36%.

Best Quarter 6.44% (12/31/08) Worst Quarter -2.33% (06/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Intermediate Bond Fund		1 Year	5 Years	10 Years
Returns Before Taxes A Shares		4.71%	5.78%	5.16%
Returns Before Taxes R Shares	[1]	4.25%	5.21%	4.81%
Returns Before Taxes I Shares		4.97%	6.05%	5.34%
Returns After Taxes on Distributions I Shares		3.28%	4.23%	3.53%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares		3.50%	4.13%	3.49%
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
[1]	The average annual total return information shown above, prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares except for the period from October 16, 2007 through January 17, 2008, which is that of I Shares, not adjusted for C Share expenses. If expenses were adjusted performance would have been lower.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Investment Grade Bond Fund
INVESTMENT GRADE BOND FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Investment Grade Bond Fund (the “Fund”) seeks high total return through current income and capital appreciation, while preserving the principal amount invested.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Investment Grade Bond Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Investment Grade Bond Fund	A Shares	R Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.30%	0.50%	none
Other Expenses	0.07%	0.20%	0.10%
Total Annual Fund Operating Expenses	0.87%	1.20%	0.60%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Investment Grade Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	560	740	935	1,501
R Shares	122	381	661	1,460
I Shares	61	192	336	753

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Subadviser focuses on corporate debt securities, U.S. Treasury obligations, mortgage-backed securities and other asset-backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser attempts to identify relatively inexpensive securities in a selected market index, which is currently the Barclays Capital U.S. Government/Credit Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. In selecting investments for purchase and sale, the Subadviser tries to minimize risk while attempting to outperform selected market indices. The Subadviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Subadviser allocates the Fund’s investments among various market sectors based on the Subadviser’s analysis of historical data, yield information and credit ratings.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Share performance shown prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[3]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.17%.

Best Quarter 8.51% (12/31/08) Worst Quarter -3.47% (6/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Investment Grade Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	5.03%	6.13%	5.49%
Returns Before Taxes R Shares	4.85%	5.55%	4.92%
Returns Before Taxes I Shares	5.42%	6.47%	5.86%
Returns After Taxes on Distributions I Shares	3.17%	4.68%	4.16%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	4.01%	4.53%	4.04%
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.59%	5.56%	5.83%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Limited Duration Fund
LIMITED DURATION FUND Summary Section I Shares
Investment Objective
The Limited Duration Fund (the “Fund”) seeks current income, while preserving liquidity and principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RidgeWorth Limited Duration Fund I Shares
Management Fees	0.10%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RidgeWorth Limited Duration Fund I Shares	23	71	124	282

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

The Subadviser attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal. In selecting investments for purchase and sale, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Floating Rate Notes Risk: Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates.

Foreign Securities Risk: Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[4]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.23%.

Best Quarter 2.18% (3/31/09) Worst Quarter -3.37% (12/31/08)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Limited Duration Fund	1 Year	5 Years	Since Inception		Inception Date
Returns Before Taxes I Shares	1.43%	2.48%	2.18%	[1]	Oct. 25, 2002
Returns After Taxes on Distributions I Shares	1.15%	1.44%	1.31%	[1]	Oct. 25, 2002
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	0.93%	1.51%	1.35%	[1]	Oct. 25, 2002
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.20%	[1]	Oct. 31, 2002
[1]	Since inception of the predecessor fund on October 25, 2002. Benchmark return since October 31, 2002.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
RidgeWorth Limited-Term Federal Mortgage Securities Fund
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Limited-Term Federal Mortgage Securities Fund (the “Fund”) seeks high current income, while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Limited-Term Federal Mortgage Securities Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Limited-Term Federal Mortgage Securities Fund		A Shares	C Shares	I Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.20%	1.00%	none
Other Expenses		0.31%	0.32%	0.30%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.04%	1.85%	0.83%
Fee Waivers and/or Expense Reimbursements	[2]	(0.15%)	(0.16%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.89%	1.69%	0.69%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
[2]	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2012 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.86%, 1.66% and 0.66% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Limited-Term Federal Mortgage Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	339	559	797	1,481
C Shares	272	567	988	2,162
I Shares	71	251	448	1,017

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Limited-Term Federal Mortgage Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	339	559	797	1,481
C Shares	172	567	988	2,162
I Shares	71	251	448	1,017

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 452% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association (“GNMA”) and collateralized mortgage obligations.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), attempts to identify securities that it expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for refinancing.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., Fannie Mae); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[5]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.59%.

Best Quarter 4.36% (9/30/01) Worst Quarter -1.70% (6/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Limited-Term Federal Mortgage Securities Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	6.11%	5.36%	4.55%
Returns Before Taxes C Shares	5.26%	4.52%	3.93%
Returns Before Taxes I Shares	6.31%	5.56%	4.78%
Returns After Taxes on Distributions I Shares	5.32%	4.04%	3.28%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	4.09%	3.85%	3.19%
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.34%	5.89%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Total Return Bond Fund
TOTAL RETURN BOND FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Total Return Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Total Return Bond Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Total Return Bond Fund		A Shares	R Shares	I Shares
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		0.25%	0.50%	none
Other Expenses		0.08%	0.14%	0.08%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.60%	0.91%	0.35%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	534	658	795	1,193
R Shares	93	291	505	1,124
I Shares	36	113	197	445

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 294% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the I Shares of the Seix Core Bond Fund, the Fund’s predecessor. The performance for A Shares from January 25, 2002 to October 11, 2004 is that of the P Shares of the Seix Core Bond Fund. The performance for A Shares prior to January 25, 2002 is that of the I Shares of the Seix Core Bond Fund. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, performance would have been lower. The performance shown below prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[6]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.87%.

Best Quarter 6.61% (12/31/08) Worst Quarter -2.16% (06/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Total Return Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	6.15%	5.93%	5.42%
Returns Before Taxes R Shares	5.92%	5.45%	5.21%
Returns Before Taxes I Shares	6.49%	6.32%	5.74%
Returns After Taxes on Distributions I Shares	4.21%	4.40%	3.91%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	4.44%	4.29%	3.84%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The U.S. Government Securities Fund (the “Fund”) seeks high current income, while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth U.S. Government Securities Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth U.S. Government Securities Fund	A Shares	C Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.13%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.93%	1.62%	0.62%

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth U.S. Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	566	758	966	1,568
C Shares	265	512	883	1,928
I Shares	63	199	347	778

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth U.S. Government Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	566	758	966	1,568
C Shares	165	512	883	1,928
I Shares	63	199	347	778

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), focuses its investments in mortgage-backed securities in an attempt to provide a consistently high dividend without adding undue risk. Under certain circumstances, the Subadviser may strategically position the Fund’s exposure across the yield curve to potentially benefit from a normalization of the term structure of rates (i.e., in an environment where the yield curve is abnormally steep, investments will be strategically positioned along the yield curve to benefit as the curve’s shape reverts to a more traditional, or normal slope).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Debt Securities Risk: U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Treasury Inflation Protected Securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[7]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.18%.

Best Quarter 8.12% (12/31/08) Worst Quarter -2.99% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth U.S. Government Securities Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	5.69%	4.72%	4.48%
Returns Before Taxes C Shares	4.97%	4.00%	3.83%
Returns Before Taxes I Shares	6.02%	5.04%	4.83%
Returns After Taxes on Distributions I Shares	4.62%	2.71%	2.85%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	4.68%	3.20%	3.10%
Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	5.52%	5.45%	5.42%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth High Income Fund
HIGH INCOME FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The High Income Fund (the “Fund”) seeks high current income and, secondarily, total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth High Income Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth High Income Fund		A Shares	R Shares	I Shares
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.30%	0.50%	none
Other Expenses		0.10%	0.30%	0.10%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.01%	1.41%	0.71%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	573	782	1,008	1,657
R Shares	144	447	773	1,697
I Shares	73	227	396	886

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 269% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (i) industries that have sound fundamentals; (ii) companies that have good business prospects and increasing credit strength; and (iii) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 28, 2000. Performance prior to March 28, 2000 is that of the ESC Strategic Income Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. The performance shown below from March 28, 2000 through July 31, 2009 is that of C Shares and has not been adjusted to reflect R Shares expenses, which are lower. If it had been, performance would have been higher. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s R Shares from year to year.	[8]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 5.57%.

Best Quarter 17.94% (6/30/09) Worst Quarter -22.06% (12/31/08)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth High Income Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Returns Before Taxes A Shares		17.06%	9.47%		9.25%	[1]	Oct. 27, 2003
Returns Before Taxes R Shares		16.89%	8.89%	8.20%
Returns Before Taxes I Shares		17.43%	9.81%		9.48%	[1]	Oct. 03, 2001
Returns After Taxes on Distributions R Shares	[2]	14.02%	5.85%	5.07%
Returns After Taxes on Distributions and Sale of Fund Shares R Shares	[2]	10.88%	5.72%	5.11%
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		15.12%	8.91%	8.88%
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) Class A Since Inception, 2001-09-30					8.70%	[1]	Sep. 30, 2001
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) Class I Since Inception, 2001-09-30					9.69%	[1]	Sep. 30, 2001
[1]	Since inception of the A Shares on October 27, 2003 and the I Shares on October 3, 2001. Benchmark returns since September 30, 2001.
[2]	The average annual total return information shown above is that of C Shares not adjusted for the C Shares' sales charge. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the R Shares. After-tax returns for other share classes will vary.
RidgeWorth Seix Floating Rate High Income Fund
SEIX FLOATING RATE HIGH INCOME FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Seix Floating Rate High Income Fund (the “Fund”) attempts to provide a high level of current income by investing primarily in first lien senior floating rate loans and other floating rate debt securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Seix Floating Rate High Income Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Seix Floating Rate High Income Fund		A Shares	C Shares	I Shares
Management Fees		0.42%	0.42%	0.42%
Distribution (12b-1) Fees		0.30%	1.00%	none
Other Expenses		0.12%	0.08%	0.09%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.85%	1.51%	0.52%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Seix Floating Rate High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	335	515	711	1,277
C Shares	254	478	825	1,807
I Shares	53	167	291	656

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption RidgeWorth Seix Floating Rate High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	335	515	711	1,277
C Shares	154	478	825	1,807
I Shares	53	167	291	656

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services or in comparable unrated securities. The Fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Senior Loan Risk: Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 1, 2006. Performance information for the A Shares and C Shares prior to their inception on May 8, 2006 and August 2, 2007, respectively, is based on that of the I Shares of the Fund. The performance of I Shares has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, the performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[9]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.61%.

Best Quarter 12.47% (6/30/09) Worst Quarter -18.40% (12/31/08)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Seix Floating Rate High Income Fund	1 Year		Since Inception		Inception Date
Returns Before Taxes A Shares	9.48%		4.06%	[1]
Returns Before Taxes C Shares	8.76%		3.65%	[1]
Returns Before Taxes I Shares	9.97%		4.38%	[1]	Mar. 01, 2006
Returns After Taxes on Distributions I Shares	7.69%		2.01%	[1]	Mar. 01, 2006
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	6.41%		2.31%	[1]	Mar. 01, 2006
Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	7.63%	[2]	2.01%	[2],[1]	Feb. 28, 2006
[1]	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark return since February 28, 2006 (benchmark returns available only on a month end basis).
[2]	Index returns reflect the returns of the Credit Suisse First Boston Leveraged Loan Index, the Fund's former benchmark index, through January 31, 2010 and the Credit Suisse Institutional Leveraged Loan Index thereafter.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Seix High Yield Fund
SEIX HIGH YIELD FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Seix High Yield Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Seix High Yield Fund	A Shares	R Shares	I Shares
Management Fees	0.43%	0.43%	0.43%
Distribution (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.09%	0.27%	0.08%
Total Annual Fund Operating Expenses	0.77%	1.20%	0.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Seix High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	550	710	884	1,388
R Shares	122	381	661	1,460
I Shares	52	164	286	644

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower rated, higher yielding bonds offering above average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Shares performance shown below prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. The performance of the predecessor fund’s I Shares has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, the performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[10]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 5.30%.

Best Quarter 11.39% (6/30/09) Worst Quarter -14.52% (12/31/08)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Seix High Yield Fund	1 Year	5 Years	10 Years		Inception Date
Returns Before Taxes A Shares	14.72%	6.28%	7.40%	[1]
Returns Before Taxes R Shares	14.14%	5.46%	6.99%	[1]
Returns Before Taxes I Shares	14.93%	6.41%	7.57%	[1]
Returns After Taxes on Distributions I Shares	11.70%	3.48%	4.77%	[1]
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	9.56%	3.68%	4.80%	[1]
Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	14.26%	7.62%	7.95%	[1]	Dec. 31, 2000
[1]	Since inception of the predecessor fund on December 29, 2000. Benchmark return since December 31, 2000.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Georgia Tax-Exempt Bond Fund
GEORGIA TAX-EXEMPT BOND FUND Summary Section A Shares and I Shares
Investment Objective
The Georgia Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for Georgia residents without undue risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Georgia Tax-Exempt Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Georgia Tax-Exempt Bond Fund	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	none
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.76%	0.61%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Georgia Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	549	707	878	1,377
I Shares	62	196	341	766

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and Georgia state income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities. The Subadviser tries to diversify the Fund’s holdings within the State of Georgia. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Georgia may subject the Fund to economic and government policies within the State.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[11]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.47%.

Best Quarter 6.69% (9/30/09) Worst Quarter -5.43% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Georgia Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	0.20%	2.93%	3.64%
Returns Before Taxes I Shares	0.35%	3.09%	3.82%
Returns After Taxes on Distributions I Shares	(0.95%)	1.74%	2.44%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	0.25%	1.85%	2.48%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth High Grade Municipal Bond Fund
HIGH GRADE MUNICIPAL BOND FUND Summary Section A Shares and I Shares
Investment Objective
The High Grade Municipal Bond Fund (the “Fund”) seeks yield driven by seeking current income exempt from regular federal income tax other than the alternative minimum tax while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth High Grade Municipal Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth High Grade Municipal Bond Fund		A Shares	I Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.15%	none
Other Expenses		0.17%	0.16%
Total Annual Fund Operating Expenses		0.87%	0.71%
Fee Waivers and/or Expense Reimbursements	[1]	(0.07%)	(0.06%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		0.80%	0.65%
[1]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2012 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth High Grade Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	553	733	929	1,495
I Shares	66	221	390	881

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services, or unrated securities that the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), believes are of comparable quality. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Subadviser tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser anticipates that the Fund’s average weighted maturity will range from 5 to 25 years. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Under normal circumstances, the Fund will invest primarily in municipal securities insured or protected as to timely payment of principal and interest. The Subadviser considers insured or protected bonds to be those bonds covered by a municipal bond insurance company, a recognized state credit enhancement program, or in a pre-refunded position. These situations reduce (but do not eliminate) credit risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[12]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.93%.

Best Quarter 7.78% (9/30/09) Worst Quarter -4.89% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth High Grade Municipal Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	3.19%	3.70%	4.02%
Returns Before Taxes I Shares	3.35%	3.84%	4.20%
Returns After Taxes on Distributions I Shares	1.94%	2.52%	2.81%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	2.19%	2.51%	2.79%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Investment Grade Tax-Exempt Bond Fund
INVESTMENT GRADE TAX-EXEMPT BOND FUND Summary Section A Shares and I Shares
Investment Objective
The Investment Grade Tax-Exempt Bond Fund (the “Fund”) seeks high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Investment Grade Tax-Exempt Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Investment Grade Tax-Exempt Bond Fund		A Shares	I Shares
Management Fees		0.48%	0.48%
Distribution (12b-1) Fees		0.30%	none
Other Expenses		0.07%	0.09%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.87%	0.59%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Investment Grade Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	560	740	935	1,501
I Shares	60	189	330	741

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade tax-exempt obligations, such as municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average weighted maturity will range from 4 to 10 years. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[13]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.62%.

Best Quarter 6.32% (9/30/09) Worst Quarter -3.51% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Investment Grade Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	2.68%	4.35%	4.54%
Returns Before Taxes I Shares	2.97%	4.66%	4.91%
Returns After Taxes on Distributions I Shares	1.23%	4.11%	4.28%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	2.02%	4.06%	4.25%
Barclays Capital U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.97%	4.55%	4.78%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Maryland Municipal Bond Fund
MARYLAND MUNICIPAL BOND FUND Summary Section A Shares and I Shares
Investment Objective
The Maryland Municipal Bond Fund (the “Fund”) seeks high current income exempt from regular federal income tax and Maryland income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Maryland Municipal Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Maryland Municipal Bond Fund		A Shares	I Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.15%	none
Other Expenses		0.13%	0.13%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.84%	0.69%
Fee Waivers and/or Expense Reimbursements	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.81%	0.66%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
[2]	The Adviser and the Adviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2012 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Maryland Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	554	728	917	1,465
I Shares	67	218	382	860

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Maryland state income tax. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk by buying primarily investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Funds assets in undervalued sectors and less in overvalued sectors. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in State of Maryland may subject the Fund to economic and government policies within the State.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[14]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.90%.

Best Quarter 6.09% (9/30/09) Worst Quarter -4.71% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Maryland Municipal Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	0.84%	3.80%	4.25%
Returns Before Taxes I Shares	0.99%	3.85%	4.27%
Returns After Taxes on Distributions I Shares	(0.24%)	2.51%	2.86%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	0.72%	2.51%	2.85%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth North Carolina Tax-Exempt Bond Fund
NORTH CAROLINA TAX-EXEMPT BOND FUND Summary Section A Shares and I Shares
Investment Objective
The North Carolina Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for North Carolina residents without undue risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth North Carolina Tax-Exempt Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth North Carolina Tax-Exempt Bond Fund	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	none
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.79%	0.64%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth North Carolina Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	552	716	894	1,411
I Shares	65	205	358	802

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities. The Subadviser tries to diversify the Fund’s holdings within the State of North Carolina. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of North Carolina may subject the Fund to economic and government policies of the State.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[15]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 4.23%.

Best Quarter 6.54% (9/30/09) Worst Quarter -5.20% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth North Carolina Tax-Exempt Bond Fund	1 Year	5 Years	Since Inception		Inception Date
Returns Before Taxes A Shares	(0.04%)	3.09%	3.09%	[1]	Jan. 08, 2004
Returns Before Taxes I Shares	0.11%	3.22%	3.13%	[1]	Jan. 08, 2004
Returns After Taxes on Distributions I Shares	(1.16%)	2.96%	2.76%	[1]	Jan. 08, 2004
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	0.09%	3.03%	2.81%	[1]	Jan. 08, 2004
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.02%	[1]	Jan. 08, 2004
[1]	Since inception of the predecessor fund on January 8, 2004.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Virginia Intermediate Municipal Bond Fund
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND Summary Section A Shares and I Shares
Investment Objective
The Virginia Intermediate Municipal Bond Fund (the “Fund”) seeks high current income exempt from federal and Virginia income taxes, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Virginia Intermediate Municipal Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Virginia Intermediate Municipal Bond Fund		A Shares	I Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.15%	none
Other Expenses		0.07%	0.07%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.78%	0.63%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Virginia Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	551	713	889	1,399
I Shares	64	202	352	790

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Virginia state income tax. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk by buying investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Funds assets in undervalued sectors and less in overvalued sectors. The Subadviser expects that the Fund’s average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Virginia may subject the Fund to economic and government policies of the State.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[16]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.83%.

Best Quarter 4.47% (9/30/09) Worst Quarter -3.37% (12/31/10)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Virginia Intermediate Municipal Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	1.74%	3.86%	4.00%
Returns Before Taxes I Shares	1.80%	4.02%	4.11%
Returns After Taxes on Distributions I Shares	0.53%	2.71%	2.74%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	1.29%	2.68%	2.73%
Barclays Capital U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	2.97%	4.55%	4.78%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Short-Term Bond Fund
SHORT-TERM BOND FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Short-Term Bond Fund (the “Fund”) seeks high current income, while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Short-Term Bond Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Short-Term Bond Fund	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.20%	1.00%	none
Other Expenses	0.07%	0.07%	0.08%
Total Annual Fund Operating Expenses	0.67%	1.47%	0.48%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	317	459	615	1,067
C Shares	250	465	804	1,763
I Shares	49	154	269	607

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	317	459	615	1,067
C Shares	150	465	804	1,763
I Shares	49	154	269	607

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or may be unrated securities that the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities, which at times may be significant.

In selecting securities for purchase and sale, the Subadviser attempts to identify securities that are expected to offer a comparably better investment return for a given level of risk. For example, short-term bonds generally have better returns than money market instruments with a fairly modest increase in risk and/or volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes, among other things, yields, market sectors and credit risk in an effort to identify attractive investments with attractive risk/reward trade-offs.

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[17]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 1.31%.

Best Quarter 3.86% (9/30/01) Worst Quarter -2.34% (9/30/08)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Short-Term Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	3.30%	4.22%	3.52%
Returns Before Taxes C Shares	2.47%	3.38%	2.91%
Returns Before Taxes I Shares	3.51%	4.43%	3.73%
Returns After Taxes on Distributions I Shares	2.66%	3.07%	2.40%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	2.27%	2.98%	2.39%
Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	2.80%	4.53%	4.34%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Short-Term U.S. Treasury Securities Fund
SHORT-TERM U.S. TREASURY SECURITIES FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Short-Term U.S. Treasury Securities Fund (the “Fund”) seeks high current income, while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Short-Term U.S. Treasury Securities Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Short-Term U.S. Treasury Securities Fund		A Shares	C Shares	I Shares
Management Fees		0.40%	0.40%	0.40%
Distribution (12b-1) Fees		0.18%	1.00%	none
Other Expenses		0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.80%	1.62%	0.62%
Fee Waivers and/or Expense Reimbursements	[1]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.73%	1.55%	0.55%
[1]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2012 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.73%, 1.55% and 0.55% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Short-Term U.S. Treasury Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	323	493	677	1,213
C Shares	258	505	876	1,922
I Shares	56	192	340	771

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Short-Term U.S. Treasury Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	323	493	677	1,213
C Shares	158	505	876	1,922
I Shares	56	192	340	771

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), manages the Fund from a total return perspective. That is, the Subadviser makes day to day investment decisions for the Fund with a view toward maximizing total return. In selecting investments for purchase and sale, the Subadviser attempts to identify U.S. Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Short-term U.S. Treasury Securities Risk: Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[18]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.60%.

Best Quarter 3.02% (3/31/08) Worst Quarter -0.94% (6/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Short-Term U.S. Treasury Securities Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	1.74%	3.62%	3.11%
Returns Before Taxes C Shares	0.91%	2.79%	2.56%
Returns Before Taxes I Shares	1.92%	3.81%	3.30%
Returns After Taxes on Distributions I Shares	1.02%	2.69%	2.19%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	1.36%	2.61%	2.18%
Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	2.40%	4.19%	3.95%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Ultra-Short Bond Fund
ULTRA-SHORT BOND FUND Summary Section I Shares
Investment Objective
The Ultra-Short Bond Fund (the “Fund”) seeks high current income consistent with preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulations on page 91 of the Fund’s statement of additional information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RidgeWorth Ultra-Short Bond Fund I Shares
Management Fees	0.22%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.32%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RidgeWorth Ultra-Short Bond Fund I Shares	33	103	180	408

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund’s investment in foreign issuers may at times be significant. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[19]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.71%.

Best Quarter 3.10% (6/30/09) Worst Quarter -1.75% (9/30/08)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Ultra-Short Bond Fund	1 Year	5 Years	Since Inception		Inception Date
Returns Before Taxes I Shares	2.36%	3.63%	3.00%	[1]	Apr. 15, 2002
Returns After Taxes on Distributions I Shares	1.74%	2.31%	1.91%	[1]	Apr. 15, 2002
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	1.53%	2.32%	1.92%	[1]	Apr. 15, 2002
Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.24%	2.71%	2.34%	[1]	Apr. 30, 2002
[1]	Since inception of the I Shares on April 15, 2002. Benchmark return since April 30, 2002.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND Summary Section I Shares
Investment Objective
The U.S. Government Securities Ultra-Short Bond Fund (the “Fund”) seeks high current income consistent with preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulations on page 91 of the Fund’s statement of additional information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RidgeWorth U.S. Government Securities Ultra-Short Bond Fund I Shares
Management Fees	0.19%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.33%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund I Shares	34	106	186	420

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting securities for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[20]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.86%.

Best Quarter 2.14% (3/31/09) Worst Quarter -0.03% (6/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	1 Year	5 Years	Since Inception		Inception Date
Returns Before Taxes I Shares	1.76%	4.19%	3.29%	[1]	Apr. 11, 2002
Returns After Taxes on Distributions I Shares	1.11%	2.85%	2.17%	[1]	Apr. 11, 2002
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	1.14%	2.79%	2.15%	[1]	Apr. 11, 2002
Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.24%	2.71%	2.30%	[1]	Mar. 31, 2002
[1]	Since inception of the I Shares on April 11, 2002. Benchmark return since March 31, 2002.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.02%.
[2]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.36%.
[3]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.17%.
[4]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.23%.
[5]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.59%.
[6]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.87%.
[7]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.18%.
[8]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 5.57%.
[9]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.61%.
[10]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 5.30%.
[11]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.47%.
[12]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.93%.
[13]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.62%.
[14]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.90%.
[15]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 4.23%.
[16]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 3.83%.
[17]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 1.31%.
[18]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.60%.
[19]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.71%.
[20]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 0.86%.